Others - Additional Information (Detail) - TWD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 20, 2013	Dec. 31, 2017
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed	$ 102,014
Estimated cash consideration description		The estimated cash consideration paid per SPIL's ordinary share shall not be subject to adjustment if the aggregate amount of the cash dividends distributed by SPIL in 2017 is less than 85% of SPIL's net profit for the year ended December 31, 2016.
ASE Holding [member]
Disclosure Detailed Information About Others [Line Items]
Number of ordinary shares exchanged from ASE Holding		0.5
Siliconware Precision Industries Co., Ltd. [member]
Disclosure Detailed Information About Others [Line Items]
Cash price per ordinary share		$ 55
Cash price per ordinary share adjusted		$ 51.2